Credit Losses (Tables)	12 Months Ended
Dec. 31, 2025
Receivables [Abstract]
Schedule of Allowance for Credit Losses
	December 31,	December 31,
	2025	2024
	$ thousands	$ thousands
Balance, at beginning of period	13,796	24,602
Provision for expected credit losses	616	621
Recoveries collected	(118)	(*) (9,613)
Amounts written off charged against the allowance and others	(234)	(1,814)

Balance, at end of period	14,060	13,796